FINANCIAL INSTRUMENTS (Details) - Classified as fair value through profit or loss - Classified as fair value - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments:
Unrealized gain (loss), including fx, classified as fair value through profit or loss	$ (71,558)	$ 36,990	$ (79,177)	$ (139,547)
Forward contract
Financial Instruments:
Unrealized gain (loss), including fx, classified as fair value through profit or loss	(58,098)	20,651	(124,865)	(108,787)
Swap contract
Financial Instruments:
Unrealized gain (loss), including fx, classified as fair value through profit or loss	(19,349)	3,320	51,316	(39,994)
(fx) exchange forward contracts
Financial Instruments:
Unrealized gain (loss), including fx, classified as fair value through profit or loss	(6,060)	(1,804)	(15,139)	(106)
Equity swap
Financial Instruments:
Unrealized gain (loss), including fx, classified as fair value through profit or loss		2,188		(4,839)
Unrealized foreign exchange on 10.25% loan
Financial Instruments:
Unrealized gain (loss), including fx, classified as fair value through profit or loss	13,649		13,649
Unrealized Foreign Exchange on the 6.5 Percent Convertible Bond and 8.75 Percent Loan Transferred to Realized Foreign Exchange Resulting From Recapitalization [Member]
Financial Instruments:
Unrealized gain (loss), including fx, classified as fair value through profit or loss		5,554		8,029
Weather derivatives
Financial Instruments:
Unrealized gain (loss), including fx, classified as fair value through profit or loss	(547)	6,576	(1,159)	(4,362)
Other derivative options
Financial Instruments:
Unrealized gain (loss), including fx, classified as fair value through profit or loss	$ (1,153)	$ 505	$ (2,979)	$ 10,512